Long-term Debt	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Long-term Debt
9. Long-term Debt:

	December 31, 2012	December 31, 2013
Term loans	$ 1,607,500	2,785,250
9.5% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	800,000	800,000
Less: Deferred financing costs	(54,090)	(92,014)
Total debt	2,853,410	3,993,236
Less: Current portion	(169,780)	(85,401)

Long-term portion	$ 2,683,630	3,907,835

9.5% Senior Unsecured Notes due 2016

On April 27, 2011, the Company issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "Senior Unsecured Notes") offered in a private placement, resulting in net proceeds of approximately $487,500. The Senior Unsecured Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 9.5% per year.

6.5% Senior Secured Notes due 2017

On September 20, 2012, the Company's wholly owned subsidiary Drill Rigs Holdings Inc. ("the Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Senior Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. The Company used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Senior Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Senior Notes are fully and unconditionally guaranteed by the Company and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with the Company, the "Guarantors").

Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the Drill Rigs Senior Notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the Drill Rigs Senior Notes, at one time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Senior Notes and the Drill Rigs Senior Notes guarantees are secured, on a first priority basis, by a security interest on the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude and certain other assets of the Issuer and the Issuer Subsidiary Guarantors and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Senior Notes.

$1,35 billion Senior Secured Credit Facility

On February 28, 2013, Drillships Ocean Ventures Inc., the Company's wholly-owned subsidiary, entered into a secured term loan facilities agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, in the amount of $1, 350,000 to partially finance the construction costs of the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena. The facilities agreement is comprised of three secured credit facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the commercial lenders, or the Commercial Facilities, three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities, and three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the Export-Import Bank of Korea, or the Kexim Facilities.  All term loan facilities bear interest at LIBOR plus a margin and are repayable in quarterly installments, beginning three months after the delivery of the first drillship. The Commercial Facilities mature five years after the first repayment date while the Eksportkreditt GIEK Facilities and Kexim Facilities mature five or eleven years after the first repayment date at the lenders option.  In connection with this loan, the Company paid $22.4 million as loan origination fees. On August 20, 2013 and December 20, 2013, the Company drew down an amount of $900,000 in aggregate under the above facility in connection with Ocean Rig Mylos and Ocean Rig Skyros delivery.

Under the above agreement, the Company could only pay dividends or make other distributions in respect of its capital stock in an amount up to 50% of its net income of each previous financial year, provided in each case that the Company maintains minimum liquidity in an aggregate amount of not less of $200,000 in cash and cash equivalents and restricted cash and maintain such level for the next 12 months following the date of the dividend payment.

On August 30, 2013, the Company signed a supplemental agreement to amend certain provisions in its $1,350,000 Senior Secured Facility dated February 28, 2013. Under the terms of the agreement, the existing dividend restriction of up to 50% of preceding fiscal year net income amended to apply on a cumulative basis from July 1, 2013, onwards (50% of cumulative net income) and include a carve-out to pay additional dividends up to the higher of (i) $150,000 and (ii) 5% of the Company's net tangible assets. Furthermore, the minimum interest coverage ratio requirement will be 2.0 times until June 30, 2015 and the maximum leverage ratio will be 6.5 times until June 30, 2014, 6.0 times until December 31, 2014 and 5.5 times until June 30, 2015.

$1,9 billion Term Loan B Facility

On July 12, 2013,  the Company, through its wholly-owned subsidiaries, Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc., entered into a $1,800,000 senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975,000 ("Tranche B-1 Term Loans") and tranche B-2 term loans in an aggregate principal amount equal to $825,000 ("Tranche B-2 Term Loans" and, together with the Tranche B-1 Term Loans, the "Term Loans"), with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances, and the third quarter of 2016. The Term Loans are initially guaranteed by the Company and certain existing and future subsidiaries of DFHI and are secured by certain assets of, and by a pledge of the stock of, DFHI and the subsidiary guarantors. The net proceeds of the Term Loans were used by the Company to repay in full the then outstanding balances of the $800,000 secured term loan agreement and the two $495,000 senior secured credit facilities, amounting to $1,519,168 in aggregate. The unamortized balance of the deferred finance fees associated with the repaid loans, amounting to approximately $23.3 million, was written off upon the extinguishment of the related debt in July 2013. In addition, restricted cash of $131.6 million associated with the respective loans were released upon the repayment. On July 26, 2013, the Company through its wholly-owned subsidiaries DFHI and Drillships Projects Inc. entered into an incremental amendment to the $1,800,000 senior term loan for additional tranche B-1 term loans in an aggregate principal amount of $100,000.

In April 2013, the Company requested from Deutsche Bank Luxembourg SA and the lender accepted, to waive certain clauses of the loan agreements to amongst others, withdraw certain minimum cash requirements. Moreover, in June 2013, the Company requested from Nordea Finland Plc. its consent to reduce the notification days for the voluntary prepayment.

The Company's outstanding debt is secured by, among other things, first priority mortgages over the Company's operating and newbuilding drilling units, corporate guarantees, first priority assignments of all freights, earnings, insurances and requisition compensation relating to such drilling units and a pledge of the shares of capital stock of certain of the Company's subsidiaries. Certain of our debt instruments contain financial covenants, minimum coverage ratio requirements and minimum liquidity and working capital requirements and restrict, without the bank's prior consent, the Company's and its subsidiaries ability to, among other things, pay dividends, change the management and ownership of its drillships, incur additional indebtedness, incur and create liens on its assets, and change in the general nature of the Company's business and require that the Company maintain an established place of business in the United States or the United Kingdom.

Total interest and debt amortization cost incurred on long-term debt for the years ended December 31, 2011, 2012 and 2013, amounted to $105,283, $148,763 and $228,933, respectively, of which $57,761, $44,951 and $65,492, respectively, were capitalized as part of the cost of the drillships under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying consolidated statement of operations.

The aggregate available undrawn amounts under the Company's facilities at December 31, 2013, are $450,000. As of December 31, 2013, the Company is required to pay, on a quarterly basis, a commitment fee of 1.40%, per annum of its undrawn portion of the line of credit. The Company's weighted average interest rates on the above bank loans and notes were 4.5%, 4.2% and 6.4%, as of December 31, 2011, 2012, and 2013, respectively.

The bank loans are payable in U.S. Dollars in quarterly with balloon payments due at maturity between July 2016 and July 2020. Interest rates on the outstanding loans as at December 31, 2013, are based on LIBOR plus a margin, except for an amount of $1,895,250, from the loan facilities which is based on a fixed rate.

Loan movements for the Company's Senior Unsecured Notes, Drill Rigs Senior Notes and secured credit facilities throughout 2013, is as follows:

Loan	Loan Agreement Date	Original Amount	December 31, 2012	New Loans	Repayments	December 31, 2013
Secured Credit Facility	April 15, 2011	$ 800,000	$ 700,000	$ -	$ (700,000)	$ -
Secured Credit Facility	July 18, 2008	1,125,000	907,500	-	(907,500)	-

Senior Unsecured Notes	April 14, 2011	500,000	500,000	-	-	500,000
Drill Rigs Senior Notes	September 20, 2012	800,000	800,000	-	-	800,000

Secured Credit Facility	February 28, 2013	1,350,000	-	900,000	(10,000)	890,000
Term Loan B Facility	July 12, 2013	$ 1,900,000	$ -	$ 1,900,000	$ (4,750)	$ 1,895,250
			$ 2,907,500	$ 2,800,000	$ (1,622,250)	$ 4,085,250

The annual principal payments required to be made after December 31, 2013, including balloon payments, totaling $4,085,250 due through July 2020, are as follows:

2014	$ 101,105
2015	101,105
2016	1,399,293
2017	892,855
2018	572,329
2019 and thereafter	1,018,563
Total principal payments	4,085,250
Less: Financing fees	(92,014)

Total debt	$ 3,993,236